Memorandum accounts - Contingent commitments (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Contingent commitments
Contingent commitments	$ 215,462	$ 202,723
Provisions	6,730	7,202	$ 6,580	$ 5,988
Provisions for off-balance sheet risk
Contingent commitments
Provisions	1,032	874	$ 952	$ 1,359
Available lines of credit cards and non-revolving consumer loans
Contingent commitments
Contingent commitments	136,649	140,658
Guarantees, documentary credits and loan commitments of commercial and public sector loans
Contingent commitments
Contingent commitments	78,381	61,753
Guarantees, documentary credits and loan commitments of commercial loans (SMEs)
Contingent commitments
Contingent commitments	$ 432	$ 312